SECURITIES AVAILABLE FOR SALE (Details) (USD $)	Dec. 31, 2012 item	Dec. 31, 2011
Securities available for sale
Amortized Cost	$ 86,381,381	$ 83,524,159
Gross Unrealized Gains	2,016,034	2,284,519
Gross Unrealized (Losses)	(117,335)	(233,327)
Fair Value	88,280,080	85,575,351
Unrealized losses and fair value
Less than 12 Months, Fair Value	22,271,625	11,254,503
Less than 12 Months, Unrealized Losses	(113,101)	(109,371)
12 Months or More, Fair Value	329,715	576,044
12 Months or More, Unrealized Losses	(4,234)	(123,956)
Total Fair Value	22,601,340	11,830,547
Total Unrealized Losses	(117,335)	(233,327)
Number of securities in an unrealized loss position	23
Percentage by which debt securities with unrealized losses are depreciated from their amortized cost basis	0.52%
U.S. government agency obligations
Securities available for sale
Amortized Cost	19,596,009	31,226,753
Gross Unrealized Gains	212,845	517,236
Gross Unrealized (Losses)	(15,352)
Fair Value	19,793,502	31,743,989
Unrealized losses and fair value
Less than 12 Months, Fair Value	1,490,123
Less than 12 Months, Unrealized Losses	(15,352)
Total Fair Value	1,490,123
Total Unrealized Losses	(15,352)
Number of securities in an unrealized loss position	1
Corporate bonds
Securities available for sale
Amortized Cost		1,949,836
Gross Unrealized Gains		12,444
Gross Unrealized (Losses)		(123,956)
Fair Value		1,838,324
Unrealized losses and fair value
12 Months or More, Fair Value		576,044
12 Months or More, Unrealized Losses		(123,956)
Total Fair Value		576,044
Total Unrealized Losses		(123,956)
State and municipal securities
Securities available for sale
Amortized Cost	35,068,040	25,063,842
Gross Unrealized Gains	1,375,995	1,329,567
Gross Unrealized (Losses)	(40,112)	(17,291)
Fair Value	36,403,923	26,376,118
Unrealized losses and fair value
Less than 12 Months, Fair Value	6,952,889	1,448,738
Less than 12 Months, Unrealized Losses	(40,112)	(17,291)
Total Fair Value	6,952,889	1,448,738
Total Unrealized Losses	(40,112)	(17,291)
Number of securities in an unrealized loss position	12
Other securities
Securities available for sale
Amortized Cost	248,501	3,501
Fair Value	248,501	3,501
Certificate of deposit
Securities available for sale
Amortized Cost	245,000
Fair Value	245,000
Mortgage-backed: residential
Securities available for sale
Amortized Cost	31,468,831	25,280,227
Gross Unrealized Gains	427,194	425,272
Gross Unrealized (Losses)	(61,871)	(92,080)
Fair Value	31,834,154	25,613,419
Unrealized losses and fair value
Less than 12 Months, Fair Value	13,828,613	9,805,765
Less than 12 Months, Unrealized Losses	(57,637)	(92,080)
12 Months or More, Fair Value	329,715
12 Months or More, Unrealized Losses	(4,234)
Total Fair Value	14,158,328	9,805,765
Total Unrealized Losses	$ (61,871)	$ (92,080)
Number of securities in an unrealized loss position	10
Number of securities in an unrealized loss position for more than twelve months	1
Percentage of unrealized loss position	1.00%